Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Disclosure Of Proportion Of Net Assets Market Value Explanatory

ThCh$
Minimum future payments of operating leases as of 12-31-2018	47,415,134
Effect of the discount at the incremental borrowing rate	(18,027,491)
Minimum payments for short-term leases, at the transition date	(573,501)
Lease liabilities	28,814,142

Schedule of subsidiaries

			Percentage of control at 12-31-2019			Percentage of control at 12-31-2018
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.722.488-5	Empresa de Trasmisión Chena S.A.	Chilean Peso	—	100.00%	100.00%	—	100.00%	100.00%
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Chilean Peso	—	100.00%	100.00%	—	100.00%	100.00%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean Peso	—	92.65%	92.65%	—	92.65%	92.65%
96.800.570-7	Enel Distribución Chile S.A.	Chilean Peso	99.09%	—	99.09%	99.09%	—	99.09%
91.081.000-6	Enel Generación Chile S.A.	Chilean Peso	93.55%	—	93.55%	93.55%	—	93.55%
78.932.860-9	GasAtacama Chile S.A. *	Chilean Peso	—	—	—	2.63%	97.37%	100.00%
78.952.420-3	Gasoducto Atacama Argentina S.A.*	Chilean Peso	—	—	—	—	100.00%	100.00%
96.800.460-3	Luz Andes Ltda.	Chilean Peso	—	100.00%	100.00%	—	100.00%	100.00%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chilean Peso	57.50%	—	57.50%	57.50%	—	57.50%
96.920.110-0	Enel Green Power Chile Ltda.**	American Dollar	99.99%	—	99.99%	99.99%	—	99.99%
96.524.140-K	Empresa Eléctrica Panguipulli S.A.**	American Dollar	0.04%	99.96%	100.00%	0.04%	99.96%	100.00%
76.306.985-0	Diego de Almagro Matriz SpA**	American Dollar	—	100.00%	100.00%	—	100.00%	100.00%
76.179.024-2	Parque Eólico Tal Tal SpA**	American Dollar	0.01%	99.99%	100.00%	0.01%	99.99%	100.00%
96.971.330-6	Geotérmica del Norte S.A.**	American Dollar		84.59%	84.59%		84.59%	84.59%
99.577.350-3	Empresa Nacional de Geotermia S.A.**	American Dollar	—	51.00%	51.00%	—	51.00%	51.00%
76.052.206-6	Parque Eólico Valle de los Vientos SpA**	American Dollar	0.01%	99.99%	100.00%	0.01%	99.99%	100.00%
76.126.507-5	Parque Talinay Oriente S.A.**	American Dollar	—	60.91%	60.91%	—	60.91%	60.91%
76.321.458-3	Almeyda Solar SpA**	American Dollar	—	100.00%	100.00%	—	100.00%	100.00%
76.412.562-2	Enel Green Power del Sur SpA**	American Dollar	—	100.00%	100.00%	—	100.00%	100.00%
76.924.079-9	Enel X Chile SpA***	Chilean Peso	100.00%	—	100.00%	100.00%	—	100.00%

Schedule of investment in associates

			Ownership Interest at 12-31-2019			Ownership Interest at 12-31-2018
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	American Dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energia Marina SpA	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%

Schedule of Associates and Joint Venture

			Ownership Interest at 12-31-2019			Ownership Interest at 12-31-2018
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.091.595-5	Aysén Energía S.A. (1)	Chilean peso	—	—	—	—	51.00%	51.00%
76.041.891-9	Aysén Transmisión S.A. (1)	Chilean peso	—	—	—	—	51.00%	51.00%
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chilean peso	—	50.00%	50.00%	—	50.00%	50.00%